As filed with the Securities and Exchange Commission on May 2, 2014
1933 Act File No. 333-184477
1940 Act File No. 811-22761

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	20	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	22	[	X	]

(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

405 Lexington Avenue, 55th Floor
New York, New York 10147
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

855-609-3680

Stone Ridge Asset Management LLC
405 Lexington Avenue, 55th Floor
New York, New York 10147
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On June 23, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 25, 2014 and pursuant to Rule 485(a)(2) would have become effective on June 8, 2014.

This Post-Effective Amendment No. 20 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 23, 2014 as the new date upon which the Amendment shall become effective.  This Post-Effective Amendment No. 20 relates solely to Stone Ridge Global Equity Variance Risk Premium Master Fund, a series of Stone Ridge Trust (the "Trust").  This Post-Effective Amendment No. 20 does not supersede or amend any disclosure in the Trust's Registration Statement relating to any other series of the Trust.

This Post-Effective Amendment No. 20 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment No. 20 (related to Stone Ridge Global Equity Variance Risk Premium Master Fund) to the Registration Statement of Stone Ridge Trust to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 2nd day of May, 2014.

STONE RIDGE TRUST

By: /s/ Jane Korach
    Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________________* Ross Stevens	Trustee, President (Principal Executive Officer)	May 2, 2014
__________________* Patrick Kelly	Treasurer (Principal Financial Officer)	May 2, 2014
__________________* Daniel Charney	Trustee	May 2, 2014
__________________* Jeffery Ekberg	Trustee	May 2, 2014

* Power of Attorney

By: /s/ Jane Korach
Attorney in Fact